Investment in and loan to Merit Functional Foods Corporation (Narrative) (Details) - CAD ($)	1 Months Ended				11 Months Ended	12 Months Ended
	Aug. 27, 2020	Jun. 30, 2020	May 31, 2020	May 23, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Investment In And Loan To Shareholders [Line Items]
Dilution gain of investment in Merit Foods						$ 6,384,942	$ 0
Expected credit loss provision						74,193
Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Dilution gain of investment in Merit Foods						$ 6,384,942
Secured additional debt financing		$ 10,000,000
Term of loan		10-year				15 years
Interest rate on loan receivable						11.00%
Interest accretion					$ 144,343	$ 307,875
Expected credit loss provision						74,193
Management fee income						334,760	350,014
Sale of samples						524,321	114,766
Amounts receivable					$ 110,594	66,709	110,594
Professional fees expense						10,720
Financing package from Government of Canada						99,200,000
Total investment into the project						7,900,000
Merit Functional Foods Corporation [Member] | Burcon Holdings [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interest	33.30%			40.00%
Right to buy out amended license agreement						67,500,000
Merit Functional Foods Corporation [Member] | Other parties - one [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interests held by non-controlling interests				40.00%
Merit Functional Foods Corporation [Member] | Other parties - two [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interests held by non-controlling interests				20.00%
Merit Functional Foods Corporation [Member] | Each shareholder [Member]
Investment In And Loan To Shareholders [Line Items]
Capital loan advances						32,500,000
Merit Functional Foods Corporation [Member] | Bunge Limited [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interest	25.00%
Capital loan advances	$ 30,000,000
Merit Functional Foods Corporation [Member] | Loan Agreement [Member]
Investment In And Loan To Shareholders [Line Items]
Interest income						120,205
Interest income outstanding
Loan amount						6,500,000
Merit Functional Foods Corporation [Member] | Loan Agreement [Member] | Burcon Holdings [Member]
Investment In And Loan To Shareholders [Line Items]
Capital loan advances						$ 13,000,000
Merit Functional Foods Corporation [Member] | Subsequent events [Member]
Investment In And Loan To Shareholders [Line Items]
Amount of debt financing package from syndicate of lenders			$ 85,000,000
Letter of credit			6,500,000
Loan amount			$ 6,500,000
Interest rate on loan			5.00%
Maximum liability under guarantees			$ 4,000,000